Related Parties	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Parties	RELATED PARTIES
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2025	2024 (1)
Short-term employee benefits	$7,370	$6,460
Share-based compensation	14,648	9,761
Total compensation for key management personnel - continuing operations	$22,018	$16,221
Total compensation for key management personnel - discontinued operations	$4,705	$1,154
(1)Comparative period revised to reflect current period presentation.